Disposal of Subsidiaries	12 Months Ended
Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Gain on Sale of Subsidiaries
4.	DISPOSAL OF SUBSIDIARIES
In December 2020, the Group sold
100%
equity interest in Tianjin Puxin Online School Education Technology Co., Ltd. (“Puxin Online School”) to a third party for cash consideration of
RMB37,399, of which RMB35,529
had been received in December 2020. As of the disposal date, Puxin Online School had accumulated deficit resulting in the Group deriving a gain from the deconsolidation. The Group recognized disposal gain of
 RMB66,000
in the consolidated statements of operations for the year ended December 31, 2020. The disposal of Puxin Online School did not represent a strategic shift and did not have a major effect on the Group’s operation.
In April 2020, the Group disposed certain other insignificant subsidiaries and schools in Guangzhou, Shenyang and Hangzhou. The total cash consideration for the disposal of these subsidiaries and schools was
RMB8,000.
As of the disposal date, these subsidiaries and schools had accumulated deficit resulting in the Group deriving a gain from the deconsolidation, which totalled
RMB60,968
and was recorded in the consolidated statements of operations for the year ended December 31, 2020. According to the disposal agreements, for the consideration of RMB8,000 together with the amounts due from the disposed subsidiaries and schools amounting to
RMB58,000
(collectively the “Settlement Amount”),
10%
shall be paid in 2021,
60%
within 24 months, and 30% within
 30
months. Therefore,
10%
of the Settlement Amount was recorded in prepaid expenses and other current assets, and
90%
of the Settlement Amount was recorded in other non-current assets of the consolidated balance sheets as of December 31, 2020.